RELATED PARTY BALANCES AND TRANSACTIONS (Details) - USD ($)	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
RELATED PARTY BALANCES AND TRANSACTIONS
Amounts due from related parties	$ 0
Amounts due to related parties	0
Amount of related party transactions	$ 0	$ 0	$ 0